Pension and other post-retirement benefits - Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status (Detail) CAD in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2017 USD ($)	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD
Change in projected benefit obligation
Actuarial (gain) loss | $	$ (2,354)
Gain on curtailment | $	$ 853
Pension Plans
Change in projected benefit obligation
Projected benefit obligation, beginning of year		CAD 331,934	CAD 269,382
Projected benefit obligation assumed from business combination		344,383	63,811
Modifications to pension plan		0	(2,754)
Service cost		17,869	8,435
Interest cost		27,346	13,029
Actuarial (gain) loss		49,785	6,773
Contributions from retirees		0	0
Gain on curtailment		(1,129)	0
Benefits paid		(64,605)	(15,845)
Gain on foreign exchange		(48,546)	(10,897)
Projected benefit obligation, end of year		657,037	331,934
Change in plan assets
Fair value of plan assets, beginning of year		236,369	176,171
Plan assets acquired in business combination		247,741	44,258
Actual return on plan assets		82,096	17,221
Employer contributions		38,833	21,776
Benefits paid		(64,605)	(15,845)
Loss on foreign exchange		(33,686)	(7,212)
Fair value of plan assets, end of year		506,748	236,369
Unfunded status		(150,289)	(95,565)
Non-current assets		0	0
Current liabilities		(1,080)	(436)
Non-current liabilities		(149,209)	(95,129)
Net amount recognized		(150,289)	(95,565)
Other Postretirement Benefit Plans, Defined Benefit
Change in projected benefit obligation
Projected benefit obligation, beginning of year		83,097	76,565
Projected benefit obligation assumed from business combination		131,263	9,749
Modifications to pension plan		0	(1,235)
Service cost		6,280	2,916
Interest cost		8,621	3,525
Actuarial (gain) loss		13,321	(2,870)
Contributions from retirees		2,364	547
Gain on curtailment		(6)	0
Benefits paid		(8,092)	(3,230)
Gain on foreign exchange		(14,834)	(2,870)
Projected benefit obligation, end of year		222,014	83,097
Change in plan assets
Fair value of plan assets, beginning of year		29,139	18,149
Plan assets acquired in business combination		122,900	10,563
Actual return on plan assets		25,612	1,854
Employer contributions		2,683	2,317
Benefits paid		(5,901)	(2,683)
Loss on foreign exchange		(10,737)	(1,061)
Fair value of plan assets, end of year		163,696	29,139
Unfunded status		(58,318)	(53,958)
Non-current assets		4,938	0
Current liabilities		(1,471)	(1,242)
Non-current liabilities		(61,785)	(52,716)
Net amount recognized		CAD (58,318)	CAD (53,958)